First Trust Long Duration Opportunities ETF Investment Objectives and Goals - First Trust Long Duration Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Long Duration Opportunities ETF (LGOV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Long Duration Opportunities ETF’s (the “Fund”) primary investment objective is to generate current income with a focus on preservation of capital.